Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2017-C42
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C42

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	5		301 South College Street, | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-15		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 310-9821
Historical Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001GAA1	2.338000%	13,377,000.00	4,151,928.63	264,246.46	8,089.34	0.00	0.00	272,335.80	3,887,682.17	30.41%	30.00%
A-2	95001GAB9	3.439000%	12,320,000.00	12,320,000.00	0.00	35,307.07	0.00	0.00	35,307.07	12,320,000.00	30.41%	30.00%
A-SB	95001GAC7	3.488000%	27,697,000.00	27,697,000.00	0.00	80,505.95	0.00	0.00	80,505.95	27,697,000.00	30.41%	30.00%
A-3	95001GAD5	3.330000%	147,000,000.00	147,000,000.00	0.00	407,925.00	0.00	0.00	407,925.00	147,000,000.00	30.41%	30.00%
A-4	95001GAE3	3.589000%	287,780,000.00	287,780,000.00	0.00	860,702.02	0.00	0.00	860,702.02	287,780,000.00	30.41%	30.00%
A-BP	95001GAF0	3.885000%	7,125,000.00	7,125,000.00	0.00	23,067.19	0.00	0.00	23,067.19	7,125,000.00	30.41%	30.00%
A-S	95001GAK9	3.851000%	40,686,000.00	40,686,000.00	0.00	130,568.16	0.00	0.00	130,568.16	40,686,000.00	24.58%	24.25%
B	95001GAL7	4.002000%	39,801,000.00	39,801,000.00	0.00	132,736.33	0.00	0.00	132,736.33	39,801,000.00	18.88%	18.63%
C	95001GAM5	4.297000%	36,263,000.00	36,263,000.00	0.00	129,851.76	0.00	0.00	129,851.76	36,263,000.00	13.68%	13.50%
D	95001GAU7	2.800000%	40,685,000.00	40,685,000.00	0.00	94,931.67	0.00	0.00	94,931.67	40,685,000.00	7.86%	7.75%
E	95001GAW3	3.065488%	20,343,000.00	20,343,000.00	0.00	51,967.68	0.00	0.00	51,967.68	20,343,000.00	4.94%	4.88%
F	95001GAY9	3.065488%	7,960,000.00	7,960,000.00	0.00	20,334.40	0.00	0.00	20,334.40	7,960,000.00	3.80%	3.75%
G*	95001GBA0	4.365488%	26,534,190.00	26,534,190.00	0.00	86,838.97	0.00	0.00	86,838.97	26,534,190.00	0.00%	0.00%
RR	BCC2F5FB8	4.365488%	37,240,588.98	36,755,058.90	13,907.71	133,201.47	0.00	0.00	147,109.18	36,741,151.19	0.00%	0.00%
Interest
R	95001GBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95001GBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			744,811,778.98	735,101,177.53	278,154.17	2,196,027.01	0.00	0.00	2,474,181.18	734,823,023.36

Notional Certificates
X-A	95001GAG8	0.876524%	488,174,000.00	478,948,928.63	0.00	349,842.00	0.00	0.00	349,842.00	478,684,682.17
X-BP	95001GAH6	0.480488%	7,125,000.00	7,125,000.00	0.00	2,852.90	0.00	0.00	2,852.90	7,125,000.00
X-B	95001GAJ2	0.324481%	116,750,000.00	116,750,000.00	0.00	31,569.32	0.00	0.00	31,569.32	116,750,000.00
X-D	95001GAN3	1.565488%	40,685,000.00	40,685,000.00	0.00	53,076.56	0.00	0.00	53,076.56	40,685,000.00
X-E	95001GAQ6	1.300000%	20,343,000.00	20,343,000.00	0.00	22,038.25	0.00	0.00	22,038.25	20,343,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	95001GAS2	1.300000%	7,960,000.00	7,960,000.00	0.00	8,623.33	0.00	0.00	8,623.33	7,960,000.00
Notional SubTotal			681,037,000.00	671,811,928.63	0.00	468,002.36	0.00	0.00	468,002.36	671,547,682.17

Deal Distribution Total					278,154.17	2,664,029.37	0.00	0.00	2,942,183.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001GAA1	310.37815878	19.75379084	0.60472004	0.00000000	0.00000000	0.00000000	0.00000000	20.35851088	290.62436794
A-2	95001GAB9	1,000.00000000	0.00000000	2.86583360	0.00000000	0.00000000	0.00000000	0.00000000	2.86583360	1,000.00000000
A-SB	95001GAC7	1,000.00000000	0.00000000	2.90666679	0.00000000	0.00000000	0.00000000	0.00000000	2.90666679	1,000.00000000
A-3	95001GAD5	1,000.00000000	0.00000000	2.77500000	0.00000000	0.00000000	0.00000000	0.00000000	2.77500000	1,000.00000000
A-4	95001GAE3	1,000.00000000	0.00000000	2.99083334	0.00000000	0.00000000	0.00000000	0.00000000	2.99083334	1,000.00000000
A-BP	95001GAF0	1,000.00000000	0.00000000	3.23750035	0.00000000	0.00000000	0.00000000	0.00000000	3.23750035	1,000.00000000
A-S	95001GAK9	1,000.00000000	0.00000000	3.20916679	0.00000000	0.00000000	0.00000000	0.00000000	3.20916679	1,000.00000000
B	95001GAL7	1,000.00000000	0.00000000	3.33499987	0.00000000	0.00000000	0.00000000	0.00000000	3.33499987	1,000.00000000
C	95001GAM5	1,000.00000000	0.00000000	3.58083336	0.00000000	0.00000000	0.00000000	0.00000000	3.58083336	1,000.00000000
D	95001GAU7	1,000.00000000	0.00000000	2.33333342	0.00000000	0.00000000	0.00000000	0.00000000	2.33333342	1,000.00000000
E	95001GAW3	1,000.00000000	0.00000000	2.55457307	0.00000000	0.00000000	0.00000000	0.00000000	2.55457307	1,000.00000000
F	95001GAY9	1,000.00000000	0.00000000	2.55457286	0.00000000	0.00000000	0.00000000	0.00000000	2.55457286	1,000.00000000
G	95001GBA0	1,000.00000000	0.00000000	3.27271984	0.36518658	8.43808158	0.00000000	0.00000000	3.27271984	1,000.00000000
RR Interest	BCC2F5FB8	986.96234154	0.37345569	3.57678204	0.01369474	0.31643109	0.00000000	0.00000000	3.95023774	986.58888585
R	95001GBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95001GBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001GAG8	981.10290312	0.00000000	0.71663382	0.00000000	0.00000000	0.00000000	0.00000000	0.71663382	980.56160748
X-BP	95001GAH6	1,000.00000000	0.00000000	0.40040702	0.00000000	0.00000000	0.00000000	0.00000000	0.40040702	1,000.00000000
X-B	95001GAJ2	1,000.00000000	0.00000000	0.27040103	0.00000000	0.00000000	0.00000000	0.00000000	0.27040103	1,000.00000000
X-D	95001GAN3	1,000.00000000	0.00000000	1.30457318	0.00000000	0.00000000	0.00000000	0.00000000	1.30457318	1,000.00000000
X-E	95001GAQ6	1,000.00000000	0.00000000	1.08333333	0.00000000	0.00000000	0.00000000	0.00000000	1.08333333	1,000.00000000
X-F	95001GAS2	1,000.00000000	0.00000000	1.08333291	0.00000000	0.00000000	0.00000000	0.00000000	1.08333291	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	8,089.34	0.00	8,089.34	0.00	0.00	0.00	8,089.34	0.00
A-2	09/01/21 - 09/30/21	30	0.00	35,307.07	0.00	35,307.07	0.00	0.00	0.00	35,307.07	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	80,505.95	0.00	80,505.95	0.00	0.00	0.00	80,505.95	0.00
A-3	09/01/21 - 09/30/21	30	0.00	407,925.00	0.00	407,925.00	0.00	0.00	0.00	407,925.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	860,702.02	0.00	860,702.02	0.00	0.00	0.00	860,702.02	0.00
A-BP	09/01/21 - 09/30/21	30	0.00	23,067.19	0.00	23,067.19	0.00	0.00	0.00	23,067.19	0.00
X-A	09/01/21 - 09/30/21	30	0.00	349,842.00	0.00	349,842.00	0.00	0.00	0.00	349,842.00	0.00
X-BP	09/01/21 - 09/30/21	30	0.00	2,852.90	0.00	2,852.90	0.00	0.00	0.00	2,852.90	0.00
X-B	09/01/21 - 09/30/21	30	0.00	31,569.32	0.00	31,569.32	0.00	0.00	0.00	31,569.32	0.00
X-D	09/01/21 - 09/30/21	30	0.00	53,076.56	0.00	53,076.56	0.00	0.00	0.00	53,076.56	0.00
X-E	09/01/21 - 09/30/21	30	0.00	22,038.25	0.00	22,038.25	0.00	0.00	0.00	22,038.25	0.00
X-F	09/01/21 - 09/30/21	30	0.00	8,623.33	0.00	8,623.33	0.00	0.00	0.00	8,623.33	0.00
A-S	09/01/21 - 09/30/21	30	0.00	130,568.16	0.00	130,568.16	0.00	0.00	0.00	130,568.16	0.00
B	09/01/21 - 09/30/21	30	0.00	132,736.33	0.00	132,736.33	0.00	0.00	0.00	132,736.33	0.00
C	09/01/21 - 09/30/21	30	0.00	129,851.76	0.00	129,851.76	0.00	0.00	0.00	129,851.76	0.00
D	09/01/21 - 09/30/21	30	0.00	94,931.67	0.00	94,931.67	0.00	0.00	0.00	94,931.67	0.00
E	09/01/21 - 09/30/21	30	0.00	51,967.68	0.00	51,967.68	0.00	0.00	0.00	51,967.68	0.00
F	09/01/21 - 09/30/21	30	0.00	20,334.40	0.00	20,334.40	0.00	0.00	0.00	20,334.40	0.00
G	09/01/21 - 09/30/21	30	213,431.29	96,528.90	0.00	96,528.90	9,689.93	0.00	0.00	86,838.97	223,897.66
RR Interest	09/01/21 - 09/30/21	30	11,233.22	133,711.46	0.00	133,711.46	510.00	0.00	0.00	133,201.47	11,784.08
Totals			224,664.51	2,674,229.29	0.00	2,674,229.29	10,199.93	0.00	0.00	2,664,029.37	235,681.74

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	2,942,183.54
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,692,165.25	Master Servicing Fee	10,509.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,468.29
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.29
ARD Interest	0.00	Operating Advisor Fee	1,116.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	245.03
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,692,165.25	Total Fees	17,935.97

Principal		Expenses/Reimbursements
Scheduled Principal	278,154.17	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,074.93
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,125.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	278,154.17	Total Expenses/Reimbursements	10,199.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,664,029.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	278,154.17
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,942,183.54
Total Funds Collected	2,970,319.42	Total Funds Distributed	2,970,319.44

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	735,101,178.04	735,101,178.04	Beginning Certificate Balance	735,101,177.53
(-) Scheduled Principal Collections	278,154.17	278,154.17	(-) Principal Distributions	278,154.17
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	734,823,023.87	734,823,023.87	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	735,101,178.04	735,101,178.04	Ending Certificate Balance	734,823,023.36
Ending Actual Collateral Balance	734,823,023.87	734,823,023.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.51)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.51)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	1,302,062.97	0.18%	62	5.2900	2.101300	1.30 or less	11	115,541,192.77	15.72%	70	4.6000	0.344768
2,000,001 to 3,000,000	2	4,503,208.37	0.61%	74	5.0135	1.504219	1.31 to 1.40	2	43,179,819.28	5.88%	74	4.6013	1.334661
3,000,001 to 4,000,000	3	10,193,805.03	1.39%	73	5.0560	1.127529	1.41 to 1.50	2	15,981,126.03	2.17%	73	4.6465	1.461078
4,000,001 to 5,000,000	3	13,990,310.60	1.90%	74	4.7428	1.158628	1.51 to 1.75	5	116,531,488.49	15.86%	73	4.4577	1.625975
5,000,001 to 7,000,000	2	10,639,978.88	1.45%	45	4.7932	1.819682	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	3	22,473,499.31	3.06%	54	4.4665	1.816209	2.01 to 2.25	5	110,084,620.78	14.98%	73	4.5586	2.117724
8,000,001 to 9,000,000	2	16,597,753.00	2.26%	74	4.6101	1.972162	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,374,495.92	1.28%	74	4.5700	1.626100	2.51 to 2.75	6	95,935,226.05	13.06%	72	4.2889	2.617826
10,000,001 to 15,000,000	2	27,390,162.88	3.73%	74	4.5318	1.412406	2.76 or greater	7	237,569,550.47	32.33%	72	4.1760	3.630253
15,000,001 to 20,000,000	5	89,657,927.63	12.20%	73	4.5645	2.029060	Totals	38	734,823,023.87	100.00%	72	4.3946	2.254965
20,000,001 to 30,000,000	7	185,599,819.28	25.26%	73	4.3707	1.782361
30,000,001 to 50,000,000	4	151,500,000.00	20.62%	74	4.0833	2.894980
50,000,001 or greater	3	191,600,000.00	26.07%	73	4.4259	2.722490
Totals	38	734,823,023.87	100.00%	72	4.3946	2.254965
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	1,489,230.37	0.20%	72	4.3790	2.840200
							Lodging	6	116,454,933.13	15.85%	74	4.5244	0.960416
Arkansas	1	7,773,499.31	1.06%	74	4.4920	2.166100
							Mixed Use	2	42,200,000.00	5.74%	64	4.5051	0.738102
California	7	143,523,076.80	19.53%	74	4.2421	1.738856
							Mobile Home Park	2	5,308,945.47	0.72%	73	4.9143	0.955787
Colorado	1	3,157,886.10	0.43%	72	4.3790	2.840200
							Multi-Family	15	13,054,648.78	1.78%	74	4.7299	2.067640
Florida	3	32,583,242.69	4.43%	72	4.3535	2.649903
							Office	11	365,528,144.89	49.74%	73	4.2681	3.011491
Illinois	14	8,500,000.01	1.16%	74	4.5530	2.622900
							Other	1	3,658,647.79	0.50%	74	5.2200	1.305000
Indiana	1	2,332,529.49	0.32%	72	4.3790	2.840200
							Retail	28	183,742,380.02	25.00%	73	4.4786	2.028836
Kansas	1	1,883,966.14	0.26%	72	4.3790	2.840200
							Self Storage	1	4,875,323.80	0.66%	74	4.5800	0.923000
Louisiana	1	25,000,000.00	3.40%	70	3.7700	2.623600
							Totals	66	734,823,023.87	100.00%	72	4.3946	2.254965
Michigan	3	103,802,062.97	14.13%	74	4.5529	4.171439

Minnesota	3	6,208,116.96	0.84%	72	4.3790	2.840200

Nevada	2	34,879,333.21	4.75%	73	4.6591	1.381100

New York	6	120,572,181.56	16.41%	67	4.3642	1.321893

North Carolina	1	4,560,338.03	0.62%	73	4.6000	1.537600

Ohio	3	21,251,647.56	2.89%	73	5.1915	1.929313

Pennsylvania	4	86,727,748.51	11.80%	73	4.6028	2.031061

South Carolina	2	3,948,287.22	0.54%	72	4.5701	1.874036

Tennessee	2	56,790,162.88	7.73%	73	3.9742	2.742629

Texas	7	45,385,600.58	6.18%	74	4.6639	1.588963

Utah	2	5,954,113.49	0.81%	73	4.6052	2.103624

Washington	1	18,500,000.00	2.52%	73	3.7885	3.348500

Totals	66	734,823,023.87	100.00%	72	4.3946	2.254965

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	1	40,000,000.00	5.44%	74	3.6189	3.501600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	87,500,000.00	11.91%	72	3.7840	3.024220	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	66,600,000.00	9.06%	73	4.1710	1.622900	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	191,952,557.81	26.12%	73	4.4259	1.524768	37 months to 48 months	36	708,520,960.90	96.42%	72	4.4150	2.242240
	4.501% to 4.750%	14	300,307,226.12	40.87%	72	4.5936	2.585344	49 months or greater	2	26,302,062.97	3.58%	70	3.8452	2.597744
	4.751% to 5.000%	4	16,216,168.08	2.21%	55	4.8178	1.875634	Totals	38	734,823,023.87	100.00%	72	4.3946	2.254965
	5.001% to 5.250%	4	13,675,472.97	1.86%	74	5.1213	0.870981
	5.251% or greater	2	18,571,598.89	2.53%	72	5.2993	1.767470
	Totals	38	734,823,023.87	100.00%	72	4.3946	2.254965
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	107 months or less	38	734,823,023.87	100.00%	72	4.3946	2.254965	Interest Only	11	334,770,000.00	45.56%	72	4.2281	2.328072
	108 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	2	3,687,289.02	0.50%	70	5.0701	2.471444
	Totals	38	734,823,023.87	100.00%	72	4.3946	2.254965	301 months or greater	25	396,365,734.85	53.94%	73	4.5290	2.191205
								Totals	38	734,823,023.87	100.00%	72	4.3946	2.254965
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	7,500,000.00	1.02%	72	4.3790	2.720000				None
	12 months or less	34	688,247,700.07	93.66%	73	4.3890	2.286722
	13 months to 24 months	3	39,075,323.80	5.32%	63	4.4975	1.606372
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	734,823,023.87	100.00%	72	4.3946	2.254965
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	309360001	OF	Detroit	MI	Actual/360	4.516%	263,433.33	0.00	0.00	N/A	12/06/27	--	70,000,000.00	70,000,000.00	10/06/21
2	883100795	OF	Brooklyn	NY	Actual/360	4.171%	231,490.50	0.00	0.00	N/A	11/01/27	--	66,600,000.00	66,600,000.00	10/01/21
3	300571773	RT	Altoona	PA	Actual/360	4.620%	211,750.00	0.00	0.00	N/A	11/06/27	--	55,000,000.00	55,000,000.00	10/06/21
4	883100796	OF	Nashville	TN	Actual/360	3.790%	138,966.67	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	10/06/21
5	883100812	OF	Sunnyvale	CA	Actual/360	3.619%	120,630.00	0.00	0.00	N/A	12/06/27	--	40,000,000.00	40,000,000.00	10/06/21
6	310942496	MU	Bronx	NY	Actual/360	4.500%	131,250.00	0.00	0.00	N/A	12/11/27	--	35,000,000.00	35,000,000.00	10/11/21
7	310940977	RT	Various	Various	Actual/360	4.379%	100,242.61	0.00	0.00	N/A	10/06/27	--	27,470,000.00	27,470,000.00	10/06/21
7A	310943087				Actual/360	4.379%	27,368.75	0.00	0.00	N/A	10/06/27	--	7,500,000.00	7,500,000.00	10/06/21
8	695100847	OF	Detroit	MI	Actual/360	4.603%	124,664.58	0.00	0.00	12/06/27	12/06/29	--	32,500,000.00	32,500,000.00	10/06/21
9	695100848	LO	Rockwall	TX	Actual/360	4.671%	111,425.88	45,969.01	0.00	N/A	12/06/27	--	28,625,788.29	28,579,819.28	10/06/21
10	695100836	OF	Miami	FL	Actual/360	4.350%	103,675.00	0.00	0.00	N/A	10/06/27	--	28,600,000.00	28,600,000.00	10/06/21
11	310943690	LO	Sherman Oaks	CA	Actual/360	4.474%	100,665.00	0.00	0.00	N/A	12/11/27	--	27,000,000.00	27,000,000.00	09/11/21
12	883100792	RT	Metairie	LA	Actual/360	3.770%	78,541.67	0.00	0.00	N/A	08/01/27	--	25,000,000.00	25,000,000.00	10/01/21
13	310943351	LO	Dana Point	CA	Actual/360	4.340%	90,416.67	0.00	0.00	N/A	12/11/27	--	25,000,000.00	25,000,000.00	10/11/21
14	310941727	OF	Ontario	CA	Actual/360	4.570%	91,209.58	0.00	0.00	N/A	12/11/27	--	23,950,000.00	23,950,000.00	10/11/21
15	695100851	OF	Conshohocken	PA	Actual/360	4.478%	71,053.16	31,538.77	0.00	12/06/27	12/06/29	--	19,040,597.27	19,009,058.50	10/06/21
16	610942131	LO	Reno	NV	Actual/360	4.610%	72,060.85	30,587.58	0.00	N/A	11/11/27	--	18,757,706.20	18,727,118.62	10/11/21
17	883100801	OF	Bellevue	WA	Actual/360	3.789%	58,406.04	0.00	0.00	N/A	11/06/27	--	18,500,000.00	18,500,000.00	10/06/21
18	300571782	OF	Cleveland	OH	Actual/360	5.300%	76,377.92	23,576.92	0.00	N/A	11/06/27	--	17,293,112.84	17,269,535.92	10/06/21
19	309360019	RT	Henderson	NV	Actual/360	4.716%	63,579.56	25,791.63	0.00	N/A	12/06/27	--	16,178,006.22	16,152,214.59	10/06/21
20	883100805	RT	Santa Rosa	CA	Actual/360	4.465%	54,324.17	0.00	0.00	N/A	12/06/27	--	14,600,000.00	14,600,000.00	10/06/21
21	883100802	RT	Clarksville	TN	Actual/360	4.608%	49,185.08	18,450.89	0.00	N/A	11/06/27	--	12,808,613.77	12,790,162.88	10/06/21
22	310942401	LO	Wilkes-Barre	PA	Actual/360	4.570%	35,759.57	15,325.73	0.00	N/A	12/11/27	--	9,389,821.65	9,374,495.92	10/11/21
23	695100849	MF	Various	IL	Actual/360	4.553%	32,250.42	0.00	0.00	N/A	12/06/27	--	8,500,000.00	8,500,000.00	10/06/21
24	310941209	LO	Little Rock	AR	Actual/360	4.492%	29,146.97	12,868.47	0.00	N/A	12/11/27	--	7,786,367.78	7,773,499.31	10/11/21
25	695100852	RT	Long Beach	CA	Actual/360	4.670%	31,555.88	10,824.69	0.00	N/A	12/06/27	--	8,108,577.69	8,097,753.00	10/06/21
26	410939089	MU	New York	NY	Actual/360	4.530%	27,180.00	0.00	0.00	N/A	11/11/22	--	7,200,000.00	7,200,000.00	03/11/21
27	883100800	RT	Various	Various	Actual/360	4.787%	22,134.60	8,250.43	0.00	N/A	11/06/27	--	5,548,678.84	5,540,428.41	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	410942927	OF	Melville	NY	Actual/360	4.800%	20,430.33	8,032.77	0.00	N/A	12/11/22	--	5,107,583.24	5,099,550.47	10/11/21
29	410942237	SS	Napa	CA	Actual/360	4.580%	18,637.86	7,957.53	0.00	N/A	12/11/27	--	4,883,281.33	4,875,323.80	10/11/21
30	300571777	MF	Rome	NY	Actual/360	5.060%	19,232.59	6,440.90	0.00	N/A	12/06/27	--	4,561,089.67	4,554,648.77	10/06/21
31	695100839	RT	Elizabeth City	NC	Actual/360	4.600%	17,506.55	6,587.74	0.00	N/A	11/06/27	--	4,566,925.77	4,560,338.03	10/06/21
32	309360032	98	Houston	TX	Actual/360	5.220%	15,934.38	4,428.46	0.00	N/A	12/06/27	--	3,663,076.25	3,658,647.79	10/06/21
33	695100844	RT	Plymouth Meeting	PA	Actual/360	5.120%	14,290.02	5,028.35	0.00	N/A	11/06/27	--	3,349,222.44	3,344,194.09	10/06/21
34	695100843	MH	Sandy	UT	Actual/360	4.801%	12,786.73	5,053.95	0.00	N/A	11/06/27	--	3,196,017.10	3,190,963.15	10/06/21
35	300571776	RT	Holland	OH	Actual/360	4.950%	9,860.77	5,262.93	0.00	N/A	12/06/27	--	2,390,488.98	2,385,226.05	10/06/21
36	695100845	MH	Plattsburgh	NY	Actual/360	5.085%	8,988.54	3,207.10	0.00	N/A	11/06/27	--	2,121,189.42	2,117,982.32	10/06/21
37	410936447	RT	Clinton Township	MI	Actual/360	5.290%	5,753.02	2,970.32	0.00	N/A	12/11/26	--	1,305,033.29	1,302,062.97	10/11/21
Totals							2,692,165.25	278,154.17	0.00				735,101,178.04	734,823,023.87
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,084,118.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,865,434.22	4,222,795.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,226,944.51	4,063,497.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,393,412.96	2,123,091.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	19,862,163.30	11,010,368.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,801,759.89	747,815.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	25,592,603.00	6,415,663.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,642,381.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,110,493.94	2,905,151.01	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,561,861.72	1,969,940.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,077,678.00	5,669,770.00	04/01/19	03/31/20	05/12/21	5,679,474.31	103,114.37	193,431.52	193,431.52	0.00	0.00
12	17,290,347.95	9,487,618.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	(6,003,057.09)	07/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,054,160.17	2,333,950.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,796,727.75	1,496,237.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,643,678.87	2,141,196.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,510,291.24	1,317,322.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,445,284.67	2,577,003.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,409,496.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,213,230.00	259,642.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,467,105.57	651,564.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	715,320.63	1,112,539.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,177,227.60	537,065.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	780,478.58	1,206,229.58	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	657,800.00	328,900.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	691,605.00	86,350.79	01/01/20	06/30/20	05/11/21	285,063.11	6,557.07	26,001.57	182,284.87	60,017.69	0.00
27	356,044.16	147,235.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	942,944.78	283,917.78	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	283,958.28	225,053.40	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
30	392,491.32	162,883.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	473,002.26	238,053.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	307,073.00	159,447.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	258,803.45	76,645.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	331,189.16	158,712.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	508,950.36	254,475.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	20,664.97	16,390.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	181,115.13	118,720.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	152,127,841.84	58,502,191.07				5,964,537.42	109,671.44	219,433.09	375,716.39	60,017.69	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394640%	4.353725%	72
09/17/21	0	0.00	0	0.00	1	7,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394767%	4.353857%	73
08/17/21	0	0.00	0	0.00	2	34,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394882%	4.353976%	74
07/16/21	0	0.00	0	0.00	2	33,953,898.99	0	0.00	0	0.00	1	26,753,898.99	0	0.00	0	0.00	4.394969%	4.354143%	75
06/17/21	0	0.00	0	0.00	2	33,990,403.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395098%	4.354266%	76
05/17/21	0	0.00	0	0.00	2	34,023,451.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395215%	4.354377%	77
04/16/21	0	0.00	0	0.00	2	34,059,697.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395343%	4.354498%	78
03/17/21	0	0.00	0	0.00	2	34,092,479.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395458%	4.354608%	79
02/18/21	0	0.00	0	0.00	2	34,135,139.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395608%	4.354750%	80
01/15/21	0	0.00	1	7,200,000.00	1	26,967,632.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395722%	4.357301%	81
12/17/20	1	7,200,000.00	0	0.00	1	27,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395836%	4.357408%	82
11/18/20	0	0.00	0	0.00	1	27,000,000.00	0	0.00	0	0.00	1	7,908,632.69	0	0.00	0	0.00	4.395948%	4.357524%	83
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	310943690 09/11/21		0	B	193,431.52	193,431.52	0.00	27,000,000.00	07/16/20	0
26	410939089 03/11/21		6	6	26,001.57	182,284.87	71,681.99	7,200,000.00	01/20/21	13
Totals					219,433.09	375,716.39	71,681.99	34,200,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		12,299,550	5,099,550		7,200,000		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		722,523,473	722,523,473		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Oct-21	734,823,024	727,623,024	0	0		7,200,000	0
Sep-21	735,101,178	727,901,178	0	0		7,200,000	0
Aug-21	735,354,776	701,154,776	0	0		34,200,000	0
Jul-21	735,361,246	701,407,347	0	0		33,953,899	0
Jun-21	735,672,826	701,682,423	0	0		33,990,404	0
May-21	735,956,305	701,932,853	0	0		34,023,452	0
Apr-21	736,265,565	702,205,867	0	0		34,059,698	0
Mar-21	736,546,655	702,454,175	0	0		34,092,480	0
Feb-21	736,907,633	702,772,493	0	0		34,135,140	0
Jan-21	737,186,134	703,018,502	0	7,200,000		26,967,632	0
Dec-20	737,463,514	703,263,514	7,200,000	0		27,000,000	0
Nov-20	737,716,627	710,716,627	0	0		27,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	310943690	27,000,000.00	27,000,000.00	48,725,000.00	08/08/20	5,067,605.00	2.02560	03/31/20	12/11/27	313
26	410939089	7,200,000.00	7,200,000.00	7,900,000.00	03/16/21	81,956.79	0.49700	06/30/20	11/11/22	I/O
Totals		34,200,000.00	34,200,000.00	56,625,000.00		5,149,561.79

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	310943690	LO	CA	07/16/20	0

COVID related transfer. Courtyard Lost Angeles Sherman Oaks is a 213-room, full-service hotel located along Ventura Boulevard in Sherman Oaks, CA. The Property was built in 1968 and renovated in 2017. 2019 YE NOI DSCR was 2.44x with

81% occupancy. 2018 YE NOI DSCR was 2.55x with 84.2% occupancy. The Loan is currently due for May through July payments. A Default Letter was issued to the Borrower on 6/11/2020 in response to the missed May and June payments. The Borrower has request payment relief due to COVID-19 hardships. Borrower has executed a PNA and has engaged a workout advisor. Lender and Borrower entered into a modification effective 7/11/2021 which brought interest payments current as of the effective date, extension of the interest-only period, and established a 12 month interest reserve. Detailed terms of the modification can be found in the CREFC Loan Modification Report. Special Servicer is in the

process of reboarding the loan with the Master Servicer.

26	410939089	MU	NY	01/20/21	13

The loan is 60+days delinquent. Property is a 5-story, 9,250 SF, Class B mixed-use loft building built in 1925, situated on a 2,326 SF parcel. The Property is located in the Flatiron/East Chelsea district of NYC. Tenants have ceased paying rent on time and/or subsequently vacated due to COVID. Estimated occupancy is 40% and projected DSCR is below 1.0x coverage. Borrower has been remitting excess cash to the Lender.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	695100848	29,308,351.43	4.67100%	29,308,351.43 4.67100%		10	05/06/20	04/06/20	06/11/20
11	310943690	27,000,000.00	4.47400%	0.00	4.47400%	9	07/09/21	07/11/21	--
24	310941209	7,920,012.64	4.49200%	7,920,012.64 4.49200%			09/09/20	04/11/20	11/12/20
26	410939089	0.00	4.53000%	0.00	4.53000%		07/22/20	05/11/20	09/11/20
Totals		64,228,364.07		37,228,364.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	5,625.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	1,074.93	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,125.00	0.00	0.00	1,074.93	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,199.93

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com/>, specifically under the "Risk Retention Compliance" tab for the Wells Fargo Commercial Mortgage

Trust 2017-C42 transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 28 of 28